General and Administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Directors’ fees (Note 18)	$ 409	$ 454
Insurance	380	444
Office and general	159	419
Shareholder information	450	474
Professional fees	442	614
Salaries and benefits (Notes 15 and 18)	2,470	2,533
Consulting	472	437
Share-based compensation expense (Notes 15 and 18)	2,501	3,113
Travel and accommodation	215	214
Depreciation	103	26
Other	27	192
Total general and administrative expenses	$ 7,628	$ 8,920